BETTER 10K - STOCK-BASED COMPENSATION	9 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
19. Stock-Based Compensation
Equity Incentive Plans—On November 3, 2016, Better’s board of directors and stockholders adopted the Better 2016 Equity Incentive Plan (the “2016 Plan”), which provides for the grant of non-statutory stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”) and deferred stock to eligible employees, directors and consultants of the Company. As of September 30, 2023, awards with respect to 1,212,059 shares of Class A common stock issuable upon the conversion of shares of Class B common stock into which such awards can be exercised have been granted under the 2016 Plan.
Stock options granted under the 2016 Plan are generally subject to a one-year cliff vesting period with respect to 25% of the award, and then 1/48th of the award vests each month thereafter so that the entire award is vested on the fourth anniversary of the vesting start date.
On May 15, 2017, Better’s board of directors and stockholders adopted the Better 2017 Equity Incentive Plan (the “2017 Plan”), which provides for the grant of incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards and RSUs to eligible employees, directors and consultants of the Company. The 2017 Plan was most recently amended and approved by the stockholders of Better in August 2020. As of September 30, 2023, awards with respect to 77,053,345 shares of Class A Common Stock issuable upon the conversion of shares of Class B common stock into which such awards can be exercised have been granted under the 2017 Plan.
Stock options and RSUs granted under the 2017 Plan are generally subject to a one-year cliff vesting period with respect to 25% of the award, and then 1/48th of the award vests each month thereafter so that the entire award is vested on the fourth anniversary of the vesting start date. Certain RSUs were also subject to a liquidity vesting condition that was satisfied in connection with the Business Combination.
In connection with the Business Combination, the Better Home & Finance’s 2023 Incentive Equity Plan (the “2023 Plan”) became effective on August 22, 2023. The 2023 Plan allows for the issuance of stock options, stock appreciation rights, restricted stock awards, RSUs and other equity and equity-based awards for issuance to Better Home & Finance’s service providers. A total of 88,626,665 shares of Class A common stock were initially reserved for issuance pursuant to the 2023 Plan (the “Initial Share Reserve”). Shares subject to awards granted under the 2017 Plan that become available for issuance will again become available for issuance pursuant to the terms of the 2023 Plan, subject to certain adjustments as set forth in the 2023 Plan. The Initial Share Reserve will automatically increase on January 1 of each year beginning January 1, 2024 and ending in 2033, in an amount equal to the lesser of (i) five percent (5%) of the shares of Class A common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Class A common stock as is determined by the Board or committee of the Board; provided, however, that no more than 614,343,928 shares of Class A common stock may be issued upon the exercise of incentive stock options. As of September 30, 2023, no awards have been granted under the 2023 Plan.
In connection with the Business Combination, the Better Home & Finance 2023 Employee Stock Purchase Plan (the “ESPP”) became effective on August 22, 2023, pursuant to which eligible employees may purchase shares of Class A common stock at a discounted rate. A total of 16,113,939 shares of Class A common stock were initially reserved for issuance pursuant to the ESPP (the “ESPP Share Reserve”). The ESPP Share Reserve will automatically increase on January 1 of each year beginning January 1, 2024 and ending in 2033, in an amount equal to the lesser of (i) one percent (1%) of the shares of Class A common stock outstanding on the last day of the immediately preceding fiscal year and (ii) such smaller number of shares of Class A common stock as is determined by the Board; provided, however, that no more than 120,854,543 shares of Class A common stock may be issued under the ESPP. As of September 30, 2023, no shares have been issued under the ESPP.
The Company no longer allows for the early exercise of awards under the 2016 Plan or the 2017 Plan.
Stock-Based Compensation Expense—The total of all stock-based compensation expense related to employees are reported in the following line items within the condensed consolidated statements of operations and comprehensive loss:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2023	2022	2023	2022
Mortgage platform expenses	4,176	1,491	5,905	4,941
Other platform expenses	1,493	426	1,837	675
General and administrative expenses	16,828	6,862	25,123	20,479
Marketing expenses	146	369	216	709
Technology and product development expenses(1)	2,401	1,825	4,317	4,217
Total stock-based compensation expense	25,044	10,973	37,398	31,021
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(1)Technology and product development expense excludes $2.5 million and $0.8 million for the three months ended September 30, 2023 and 2022, respectively.Technology and product development expense excludes $3.9 million and $3.0 million of stock-based compensation expense for the nine months ended September 30, 2023 and 2022, which was capitalized (see Note 7).
20. STOCK-BASED COMPENSATION
Equity Incentive Plans—In November 2016, the Company adopted the Better Holdco Inc. 2016 Equity Incentive Plan (the “2016 Plan”) pursuant to which the Board of Directors may grant non-statutory stock options, stock appreciation rights, restricted stock awards, and restricted stock units to eligible employees, directors, and certain non-employees. In May 2017 the Company adopted the Better Holdco Inc. 2017 Equity Incentive Plan (the
“2017 Plan”) with the same terms as the 2016 Plan. At the date of the adoption of the 2017 Plan, 1,859,781 stock options granted from the 2016 plan were carried over. The 2017 Plan authorizes the Board of Directors to grant up to 31,871,248 shares of Common O Stock. Stock options must be granted with an exercise price equal to the Common O Stock’s fair market value at the date of grant. Stock options generally have 10-year terms and vest over a four-year period starting from the date specified in each agreement.
Stock Options—The following is a summary of stock option activity during the year ended December 31, 2022:

(Amounts in thousands, except options, prices, and averages)	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Term
Outstanding—January 1, 2022	26,635,326	$8.23
Options granted	1,583,680	$13.63
Options exercised	(998,529)	$1.76
Options cancelled (forfeited)	(8,322,168)	$11.12
Options cancelled (expired)	(4,469,530)	$5.99
Outstanding—December 31, 2022	14,428,779	$8.47	$6,701	7.0

Vested and exercisable—December 31, 2022	7,399,689	$9.90	$6,021	6.3
Options expected to vest	2,711,958	$5.20	$874	8.4
Options vested and expected to vest—December 31, 2022	10,111,647	$8.60	$6,895	6.9
As of December 31, 2022, total stock-based compensation cost not yet recognized related to unvested stock options was $19.4 million, which is expected to be recognized over a weighted-average period of 2.24 years.
Intrinsic value is calculated by subtracting the exercise price of the stock option from the fair value of the Company’s Common O Stock on December 31, 2022 for in-the-money stock options, multiplied by the number of shares of Common O Stock per each stock option. The total intrinsic value of stock options exercised during the years ended December 31, 2022, and 2021 was $8.6 million, and $157.9 million, respectively.
The weighted average grant-date fair value per share of stock options granted during the years ended December 31, 2022 and 2021 was $8.37 and $10.20, respectively.
The total grant date fair value of options vested for the years ended December 31, 2022 and 2021 was $26.7 million and $40.0 million, respectively.
The Company generally allows stock option holders to early exercise in exchange for cash prior to the vesting date. Shares of Common O Stock issued upon early exercise are considered shares restricted until the completion of the original vesting period of the options and are therefore classified to stock options exercised, not vested on the consolidated balance sheets within other liabilities based upon the respective exercise price of the stock option and are not remeasured. Upon the completion of the vesting period, the Company reclassifies the liability to additional paid in capital on the consolidated balance sheets. Included within other liabilities on the consolidated balance sheets as of December 31, 2022 and 2021 was $1.7 million and $6.1 million, respectively, of stock options exercised, not vested, which represents 1,944,049 and 3,872,691, respectively, of restricted shares.
Fair Value of Awards Granted—Since the Company’s common O stock is not publicly traded, the fair value of the shares of Common O Stock was approved by the Company’s Board of Directors as there was no public market for the Company’s common stock as of the date of the awards were granted.
In estimating the fair value of the Company’s Common O Stock, management uses the assistance of third-party valuation specialist and consider factors management believes are material to the valuation process, including, but not limited to, the price at which recent equity was issued by the Company to independent third parties or transacted between third parties, actual and projected financial results, risks, prospects, and economic and market conditions, among other factors. Management believes the combination of these factors provides an appropriate estimate of the expected fair value and reflects the best estimate of the fair value of the Company’s Common O Stock at each grant date.
The expected volatility is based on the historical and implied volatility of similar companies whose stock or option prices are publicly available, after considering the industry, stage of life cycle, size, market capitalization, and financial leverage of the other companies. The risk-free interest rate assumption is based on observed U.S. Treasury yield curve interest rates in effect at the time of grant appropriate for the expected term of the stock options granted. As permitted under authoritative guidance, due to the limited amount of stock option exercises, the Company used the simplified method to compute the expected term for stock options granted to employees in the years ended December 31, 2022 , and 2021 respectively.
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The assumptions used to estimate the fair value of stock options granted are as follows:

	Year Ended December 31,
	2022		2021
(Amounts in dollars, except percentages)	Range	Weighted Average	Range	Weighted Average
Fair value of Common O Stock	$3.41 - $14.8	$4.43	$10.66 - $26.46	$15.46
Expected volatility	72.58% - 76.74%	76.4%	63.42 - 73.69%	65.8%
Expected term (years)	5 - 6.02	6.0	5.0 - 6.3	6.0
Risk-free interest rate	1.96% - 4.22%	3.75%	0.43% - 1.19%	0.73%
Restricted Stock Units—During the year ended December 31, 2021, the Company began granting RSUs to employees. RSUs vest upon satisfaction of service-based condition, which is generally over four years. The following is a summary of RSU activity during the year ended December 31, 2022:

(Amounts in thousands, except shares and averages)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested—December 31, 2021	7,754,620	$25.35
RSUs granted	8,520,321	$8.69
RSUs settled	(4,464)	$26.46
RSUs vested	(835,714)	$0.01
RSUs cancelled (expired)	(8,234,474)	$21.62
RSUs cancelled (forfeited)	(331,068)	$26.46
Unvested—December 31, 2022	6,869,221	$12.19
As of December 31, 2022, total stock-based compensation cost not yet recognized related to unvested RSUs was $33.5 million, which is expected to be recognized over a weighted-average period of 2.72 years.
Stock-Based Compensation Expense—The total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2022	2021
Mortgage platform expenses	$5,256	$13,671
Other platform expenses	908	1,654
General and administrative expenses	26,681	27,559
Marketing expenses	486	1,159
Technology and product development expenses(1)	5,226	11,172
Total stock-based compensation expense	$38,557	$55,215
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(1)Technology and product development expense excludes $4.1 million and $9.0 million of stock-based compensation expense, which was capitalized (see Note 8) for the years ended December 31, 2022 and 2021, respectively